Insurance services - Summary of Balances of and Changes in Separate Account Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Separate Account, Liability [Line Items]
Beginning Balance	₨ 1,016,281.4	$ 10,831.2	₨ 955,416.3
Premiums and deposits	230,516.0	2,456.7	190,549.4
Policy charges	(23,344.4)	(248.8)	(21,057.3)
Surrenders and withdrawals	(103,991.3)	(1,108.3)	(118,048.5)
Benefit payments	(70,349.9)	(749.8)	(72,456.2)
Investment performance	5,379.5	57.3	86,785.5
Other charges	(2,575.2)	(27.4)	(4,907.8)
Ending Balance	1,051,916.1	$ 11,210.9	1,016,281.4
Unit-Linked Life [Member]
Separate Account, Liability [Line Items]
Beginning Balance	821,559.8		790,711.5
Premiums and deposits	174,060.2		144,941.9
Policy charges	(20,826.3)		(18,978.4)
Surrenders and withdrawals	(86,181.1)		(93,686.8)
Benefit payments	(65,691.7)		(68,275.4)
Investment performance	4,031.7		71,320.8
Other charges	(2,163.4)		(4,473.8)
Ending Balance	824,789.2		821,559.8
Unit-Linked Pension [Member]
Separate Account, Liability [Line Items]
Beginning Balance	54,738.0		55,596.3
Premiums and deposits	10,699.2		7,515.3
Policy charges	(804.8)		(789.3)
Surrenders and withdrawals	(6,105.5)		(7,853.0)
Benefit payments	(4,658.2)		(4,180.8)
Investment performance	(320.3)		4,643.4
Other charges	(112.7)		(193.9)
Ending Balance	53,435.7		54,738.0
Group Linked [Member]
Separate Account, Liability [Line Items]
Beginning Balance	139,983.6		109,108.5
Premiums and deposits	45,756.6		38,092.2
Policy charges	(1,713.3)		(1,289.6)
Surrenders and withdrawals	(11,704.7)		(16,508.7)
Benefit payments	0.0		0.0
Investment performance	1,668.1		10,821.3
Other charges	(299.1)		(240.1)
Ending Balance	₨ 173,691.2		₨ 139,983.6